Share-based payments - Disclosure of reconciliation of BSAs (Details) - shares						1 Months Ended	12 Months Ended	130 Months Ended
	Apr. 04, 2024	Jan. 22, 2018	Sep. 18, 2017	Dec. 04, 2015	Mar. 11, 2014	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							147,196
Number of instruments issued (in shares)								324,446
Number of instruments lapsed (in shares)							(1,072)
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							223,944	223,944
Number of instruments exercisable (in shares)							146,124	146,124
Maximum number of shares to be issued if all conditions are met (in shares)							223,944	223,944
BSA-2015-11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							96,924
Number of instruments issued (in shares)				96,924			0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							96,924	96,924
Number of instruments exercisable (in shares)							96,924	96,924
Maximum number of shares to be issued if all conditions are met (in shares)							96,924	96,924
BSA-2015-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							16,400
Number of instruments issued (in shares)				82,000			0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							16,400	16,400
Number of instruments exercisable (in shares)							16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)							16,400	16,400
BSA-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							16,400
Number of instruments issued (in shares)			16,400				0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							16,400	16,400
Number of instruments exercisable (in shares)							16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)							16,400	16,400
BSA-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							16,400
Number of instruments issued (in shares)		49,200					0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							16,400	16,400
Number of instruments exercisable (in shares)							16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)							16,400	16,400
BSA-2014-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							842
Number of instruments issued (in shares)					1,315		0
Number of instruments lapsed (in shares)							(842)
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							0	0
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							0	0
BSA-2014-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							230
Number of instruments issued (in shares)					787		0
Number of instruments lapsed (in shares)							(230)
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							0	0
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							0	0
BSA 2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							0
Number of instruments issued (in shares)	58,365					77,820	0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							58,365	58,365
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							58,365	58,365
BSA 2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							0
Number of instruments issued (in shares)	19,455						0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)							19,455	19,455
Number of instruments exercisable (in shares)							0	0
Maximum number of shares to be issued if all conditions are met (in shares)							19,455	19,455